Risk Management - Schedule of Measurement Financial Instruments Denominated in a Foreign Currency (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	R (97,295)	R (92,388)
Total weakening	97,295	92,388
USD [Member]
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	(93,468)	(87,680)
Total weakening	93,468	87,680
EUR [Member]
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	(1,626)	(1,478)
Total weakening	1,626	1,478
SGD [Member]
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	(2,201)	(3,230)
Total weakening	R 2,201	R 3,230